Condensed Consolidated Statements Of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Sales		$ 77,631		$ 352,788	$ 390,381	$ 43,466
Operating expenses
Bad debts				6,200
General and administrative	1,200,174	2,889,262	2,413,793	3,744,931	4,528,437	892,549
Research and development			0	0	361,200
Total expenses	1,200,174	2,889,262	2,413,793	3,751,131	4,889,637	892,549
Loss from operations	(1,200,174)	(2,811,631)	(2,413,793)	(3,398,343)	(4,499,256)	(849,083)
Other income (expense)
Amortization of debt discount and interest expense	41,416	28,754	108,003	74,493	108,752	28,784
Loss on settlement of debt	(131,679)	(1,904,700)	(1,128,259)	(2,229,100)	(3,488,400)
Initial derivative expense			274,717
Change in fair value of derivative liabilities	221,394		116,056
Total other income (expense)	48,299	(1,933,454)	(1,394,923)	(2,303,593)	(3,597,152)	(28,784)
Net loss	$ (1,151,875)	$ (4,745,085)	$ (3,808,716)	$ (5,701,936)	$ (8,096,408)	$ (877,867)
Net loss per common share - basic and diluted	$ (5.32)	$ (149.74)	$ (21.09)	$ (504.91)	$ (177.18)	$ (1,081.12)
Weighted average number of common shares outstanding - basic and diluted	216,707	31,688	180,581	11,293	45,695	812